Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized contractual commitments [abstract]
Other intangible assets	€ 14,073	€ 14,339	€ 14,602	€ 14,327
Property, plant and equipment	27,693	26,665	25,912	25,123
Non-current financial assets	3,899
Other	29,037
Total non-current assets	74,701	73,612	74,373	€ 70,898
Amount of asset pledged or mortgaged, intangible assets, net (excluding goodwill)	107
Amount of asset pledged or mortgaged, Non-current financial assets	346
Non-current pledged or mortgaged assets	€ 453	€ 107	€ 121
Percentage of asset pledged or mortgaged, intangible assets, net (excluding goodwill) (as a percent)	1.00%
Percentage of non-current financial assets pledged or mortgaged (as a percent)	9.00%
Percentage of non-current assets pledged or mortgaged (as a percent)	1.00%